Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 89,304	$ 85,979	$ 81,831
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	30,521	29,499	29,043
Provision for uncollectible accounts receivable	9,111	8,563	9,078
Stock option expense	8,130	8,376	7,762
Amortization of discount on convertible notes	8,106	7,576	7,081
Provision for deferred income taxes (Note 11)	(3,151)	7,242	(2,409)
Noncash portion of long-term incentive compensation	360	2,595	4,161
Amortization of debt issuance costs	1,265	1,137	654
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Decrease/(increase) in accounts receivable	(24,421)	26,896	(68,656)
Decrease/(increase) in inventories	1,610	(940)	(151)
Decrease/(increase) in prepaid expenses	(38)	(1,124)	332
Increase/(decrease) in accounts payable and other current liabilities	4,954	(1,397)	13,810
Increase in income taxes	6,020	2,708	4,825
Increase in other assets	(5,203)	(4,009)	(4,398)
Increase in other liabilities	8,329	4,548	5,999
Excess tax benefit on share-based compensation	(3,435)	(3,854)	(3,357)
Other sources	306	548	407
Net cash provided by operating activities	131,768	174,343	86,012
Cash Flows from Investing Activities
Capital expenditures	(35,252)	(29,592)	(25,639)
Business combinations, net of cash acquired (Note 7)	(5,900)	(3,664)	(9,469)
Other uses	468	(858)	(592)
Net cash used by investing activities	(40,684)	(34,114)	(35,700)
Cash Flows from Financing Activities
Purchases of treasury stock (Note 20)	(64,722)	(147,886)	(109,330)
Dividends paid	(13,026)	(12,538)	(11,881)
Proceeds from exercise of stock options (Note 4)	12,310	8,036	5,327
Excess tax benefit on share-based compensation	3,435	3,854	3,357
Debt issuance costs		(2,657)
Increase/(decrease) in cash overdraft payable	1,924	(826)	(581)
Other sources/(uses)	445	(48)	297
Net cash used by financing activities	(59,634)	(152,065)	(112,811)
Increase/(decrease) in cash and cash equivalents	31,450	(11,836)	(62,499)
Cash and cash equivalents at beginning of year	38,081	49,917	112,416
Cash and cash equivalents at end of year	$ 69,531	$ 38,081	$ 49,917